FEDERAL INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2012 and 2011, as follows:

(in thousands)	2012	2011

Federal income taxes at the statutory rate	$869	$632
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(30)	(30)
Compensation expense	-	4
Other	1	-
Allowed deduction claimed on amended return for $1.3 million paid to option holders in acquisition of Frankfort First Bancorp, Inc. and other IRS audit adjustments	-	(502)
	$840	$104

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2012	2011

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$297	$260
Deferred compensation and benefits	257	258
Charitable contributions	3	3
Purchase accounting adjustments	—	4
Nonaccrued interest on loans	21	8
Other real estate owned adjustments	259	80
Total deferred tax assets	837	613

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,074)	(1,074)
Deferred loan origination costs	(32)	(39)
Loan servicing rights	(12)	(11)
Other	(—)	(2)
Purchase accounting adjustments	(463)	(248)
Depreciation	(30)	(260)
Total deferred tax liabilities	(1,611)	(1,634)
Net deferred tax liability	$(774)	$(1,021)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2012	2011

Balance at beginning of year	$80	$253
Additions/(reductions) based on tax positions for the current year	(80)	(173)
Balance at end of year	$—	$80